OTHER PAYABLES	12 Months Ended
Apr. 30, 2012
OTHER PAYABLES

NOTE 14.  OTHER PAYABLES

Other Payables consist of the following at April 30:

Description	April 30, 2012	April 30, 2011
Payable to business associates	$2,029,517	$4,747,155
Resource surcharge payable of WeiShe Coal Mine	13,378,566
Others	5,561,719	2,799,236
Total other payable	$20,969,802	$7,546,391

Total Other Payables was $21 million as of April 30, 2012. None of these payables bear interest and they are not collateralized by any assets of the Company. $0.2 million was a temporary interest free loan from a business partner. $13.4 million is estimated resource surcharge payable of Wei She Mine through acquisition. The estimated resources surcharge is determined by the coal reserve and surcharge per ton, which the guidance was issued by GuiZhou Land Resources Council. The other $5.6 million is for miscellaneous payment of fees related to maintenance, safety, employee training for security and environmental matters, which $1.8 million is payable to employees